Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 1,247,928	¥ 995,383
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Note 5)	191,115	187,064
Impairment of goodwill	37,703	0
Provision for credit losses	31,644	128,584
Investment securities (gains) losses—net	(428,079)	485,145
Foreign exchange (gains) losses—net	369,830	(581,822)
Equity in earnings of equity method investees—net	(390,670)	(316,339)
Provision for deferred income tax expense	78,424	96,801
Increase in trading account assets, excluding foreign exchange contracts	(6,374,823)	(1,776,220)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	5,210,780	(425,212)
Increase in accrued interest receivable and other receivables	(144,647)	(19,556)
Decrease in accrued interest payable and other payables	(179,444)	(377,251)
Net increase in accrued income taxes and decrease in income tax receivables	159,631	77,897
Net decrease (increase) in collateral for derivative transactions	(1,173,934)	409,188
Decrease in cash collateral for the use of Bank of Japan’s settlement infrastructure	0	873,000
Other—net	(466,095)	(280,849)
Net cash used in operating activities	(1,830,637)	(524,187)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	38,144,895	25,573,028
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	18,125,727	23,391,946
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)	(54,713,055)	(47,046,817)
Proceeds from maturities of Held-to-maturity debt securities	1,785,290	3,456,073
Purchases of Held-to-maturity debt securities	(2,357,195)	(1,666,599)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	1,967,102	2,234,565
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(2,070,496)	(1,641,403)
Net increase in loans	(479,267)	(3,214,221)
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	390,386	1,637,142
Capital expenditures for premises and equipment	(176,938)	(58,288)
Purchases of intangible assets	(169,779)	(148,415)
Proceeds from sales of consolidated VIEs and subsidiaries—net	100,780	45,167
Other—net	77,364	72,101
Net cash provided by investing activities	608,675	2,542,341
Cash flows from financing activities:
Net decrease in deposits	(1,184,523)	(932,669)
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	(1,147,680)	729,760
Net increase (decrease) in due to trust account and other short-term borrowings	(11,721,871)	11,713,964
Proceeds from issuance of long-term debt	2,673,034	1,329,247
Repayments of long-term debt	(1,596,983)	(16,446,445)
Proceeds from sales of treasury stock	2,833	11,002
Dividends paid	(448,431)	(240,285)
Payments for acquisition of treasury stock	(250,032)	(118,423)
Other—net	84,575	(3,780)
Net cash used in financing activities	(13,589,078)	(3,957,629)
Effect of exchange rate changes on cash and cash equivalents	(45,303)	(36,770)
Net decrease in cash and cash equivalents	(14,856,343)	(1,976,245)
Cash and cash equivalents at beginning of period	109,304,211	110,124,736
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	94,441,715	108,139,576
Restricted cash included in other assets	6,153	8,915
Cash and cash equivalents at end of period	94,447,868	108,148,491
Cash paid during the period for:
Interest	2,446,818	2,673,967
Income taxes, net of refunds	202,527	173,996
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements	2,830	6,988
Assets acquired under operating lease arrangements	22,384	22,618
MUFG Pension And Market Services Holding Ltd
Cash flows from investing activities:
Acquisition of MUFG Pension and Market Services, WealthNavi and TIDLOR Holdings	0	(91,938)
Acquisition of MUFG Pension and Market Services and TIDLOR Holdings
Fair value of assets acquired, excluding cash and cash equivalents	0	282,224
Fair value of liabilities assumed	0	189,312
WealthNavi Inc
Cash flows from investing activities:
Acquisition of MUFG Pension and Market Services, WealthNavi and TIDLOR Holdings	(8,809)	0
TIDLOR
Cash flows from investing activities:
Acquisition of MUFG Pension and Market Services, WealthNavi and TIDLOR Holdings	(7,330)	0
Acquisition of MUFG Pension and Market Services and TIDLOR Holdings
Fair value of assets acquired, excluding cash and cash equivalents	567,884	0
Fair value of liabilities assumed	364,252	0
Fair value of noncontrolling interests	¥ 125,997	¥ 0